UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class I : FSEQX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.90%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	12.5
Health Care	10.7
Consumer Discretionary	10.7
Industrials	9.5
Communication Services	7.6
Consumer Staples	4.7
Energy	4.6
Materials	4.2
Utilities	2.4
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.4
Microsoft Corp	6.0
Alphabet Inc Class A	4.1
Amazon.com Inc	3.5
Procter & Gamble Co/The	3.0
Moody's Corp	2.7
Salesforce Inc	2.6
American Express Co	2.5
Cigna Group/The	2.2
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915138.100    6395-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Water Sustainability Fund Fidelity® Water Sustainability Fund : FLOWX

This semi-annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 47	0.91%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$111,212,814
Number of Holdings	37
Portfolio Turnover	53%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	57.7
Utilities	34.2
Information Technology	2.7
Materials	2.4
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Pentair PLC	8.7
United Utilities Group PLC	7.6
Severn Trent PLC	6.8
Essential Utilities Inc	6.1
Core & Main Inc Class A	5.2
Chart Industries Inc	5.0
American Water Works Co Inc	4.8
Ingersoll Rand Inc	4.6
Advanced Drainage Systems Inc	4.6
Veolia Environnement SA	4.5
57.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915125.100    6042-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class I : FCAUX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 55	1.05%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Industrials	18.5
Financials	13.0
Consumer Discretionary	12.6
Health Care	9.9
Communication Services	4.3
Consumer Staples	2.9
Materials	2.8
Energy	0.9
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.1
Apple Inc	5.6
Microsoft Corp	5.1
Alphabet Inc Class A	4.3
Moody's Corp	2.5
Tesla Inc	2.3
Lowe's Cos Inc	2.1
Morgan Stanley	2.0
Eaton Corp PLC	1.9
Deere & Co	1.8
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915132.100    6389-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Climate Action Fund Fidelity® Climate Action Fund : FCAEX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 55	1.05%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Industrials	18.5
Financials	13.0
Consumer Discretionary	12.6
Health Care	9.9
Communication Services	4.3
Consumer Staples	2.9
Materials	2.8
Energy	0.9
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.1
Apple Inc	5.6
Microsoft Corp	5.1
Alphabet Inc Class A	4.3
Moody's Corp	2.5
Tesla Inc	2.3
Lowe's Cos Inc	2.1
Morgan Stanley	2.0
Eaton Corp PLC	1.9
Deere & Co	1.8
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915128.100    6385-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class C : FCALX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	2.05%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Industrials	18.5
Financials	13.0
Consumer Discretionary	12.6
Health Care	9.9
Communication Services	4.3
Consumer Staples	2.9
Materials	2.8
Energy	0.9
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.1
Apple Inc	5.6
Microsoft Corp	5.1
Alphabet Inc Class A	4.3
Moody's Corp	2.5
Tesla Inc	2.3
Lowe's Cos Inc	2.1
Morgan Stanley	2.0
Eaton Corp PLC	1.9
Deere & Co	1.8
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915130.100    6387-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Sustainable U.S. Equity Fund Fidelity® Sustainable U.S. Equity Fund : FSEBX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 48	0.90%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	12.5
Health Care	10.7
Consumer Discretionary	10.7
Industrials	9.5
Communication Services	7.6
Consumer Staples	4.7
Energy	4.6
Materials	4.2
Utilities	2.4
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.4
Microsoft Corp	6.0
Alphabet Inc Class A	4.1
Amazon.com Inc	3.5
Procter & Gamble Co/The	3.0
Moody's Corp	2.7
Salesforce Inc	2.6
American Express Co	2.5
Cigna Group/The	2.2
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915134.100    6391-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class A : FSEKX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.15%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	12.5
Health Care	10.7
Consumer Discretionary	10.7
Industrials	9.5
Communication Services	7.6
Consumer Staples	4.7
Energy	4.6
Materials	4.2
Utilities	2.4
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.4
Microsoft Corp	6.0
Alphabet Inc Class A	4.1
Amazon.com Inc	3.5
Procter & Gamble Co/The	3.0
Moody's Corp	2.7
Salesforce Inc	2.6
American Express Co	2.5
Cigna Group/The	2.2
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915135.100    6392-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class A : FCAJX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	1.30%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Industrials	18.5
Financials	13.0
Consumer Discretionary	12.6
Health Care	9.9
Communication Services	4.3
Consumer Staples	2.9
Materials	2.8
Energy	0.9
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.1
Apple Inc	5.6
Microsoft Corp	5.1
Alphabet Inc Class A	4.3
Moody's Corp	2.5
Tesla Inc	2.3
Lowe's Cos Inc	2.1
Morgan Stanley	2.0
Eaton Corp PLC	1.9
Deere & Co	1.8
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915129.100    6386-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class Z : FSEWX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.75%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	12.5
Health Care	10.7
Consumer Discretionary	10.7
Industrials	9.5
Communication Services	7.6
Consumer Staples	4.7
Energy	4.6
Materials	4.2
Utilities	2.4
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.4
Microsoft Corp	6.0
Alphabet Inc Class A	4.1
Amazon.com Inc	3.5
Procter & Gamble Co/The	3.0
Moody's Corp	2.7
Salesforce Inc	2.6
American Express Co	2.5
Cigna Group/The	2.2
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915139.100    6396-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class C : FSEOX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.90%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	12.5
Health Care	10.7
Consumer Discretionary	10.7
Industrials	9.5
Communication Services	7.6
Consumer Staples	4.7
Energy	4.6
Materials	4.2
Utilities	2.4
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.4
Microsoft Corp	6.0
Alphabet Inc Class A	4.1
Amazon.com Inc	3.5
Procter & Gamble Co/The	3.0
Moody's Corp	2.7
Salesforce Inc	2.6
American Express Co	2.5
Cigna Group/The	2.2
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915136.100    6393-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class M : FCAOX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	1.55%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Industrials	18.5
Financials	13.0
Consumer Discretionary	12.6
Health Care	9.9
Communication Services	4.3
Consumer Staples	2.9
Materials	2.8
Energy	0.9
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.1
Apple Inc	5.6
Microsoft Corp	5.1
Alphabet Inc Class A	4.3
Moody's Corp	2.5
Tesla Inc	2.3
Lowe's Cos Inc	2.1
Morgan Stanley	2.0
Eaton Corp PLC	1.9
Deere & Co	1.8
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915131.100    6388-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Agricultural Productivity Fund Fidelity® Agricultural Productivity Fund : FARMX

This semi-annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 49	0.95%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$44,426,470
Number of Holdings	29
Portfolio Turnover	8%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Staples	36.7
Industrials	31.3
Materials	29.8
Health Care	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Deere & Co	24.8
Corteva Inc	11.0
Nutrien Ltd	7.1
Archer-Daniels-Midland Co	6.0
CF Industries Holdings Inc	4.9
Ingredion Inc	4.9
Lamb Weston Holdings Inc	4.9
Bunge Global SA	4.4
Cranswick PLC	3.8
Toro Co/The	3.7
75.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915124.100    6041-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class Z : FCLZX

This semi-annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.90%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$39,156,711
Number of Holdings	98
Portfolio Turnover	43%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Industrials	18.5
Financials	13.0
Consumer Discretionary	12.6
Health Care	9.9
Communication Services	4.3
Consumer Staples	2.9
Materials	2.8
Energy	0.9
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.1
Apple Inc	5.6
Microsoft Corp	5.1
Alphabet Inc Class A	4.3
Moody's Corp	2.5
Tesla Inc	2.3
Lowe's Cos Inc	2.1
Morgan Stanley	2.0
Eaton Corp PLC	1.9
Deere & Co	1.8
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915133.100    6390-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class M : FSEPX

This semi-annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.40%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$29,599,091
Number of Holdings	68
Portfolio Turnover	35%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.1
Financials	12.5
Health Care	10.7
Consumer Discretionary	10.7
Industrials	9.5
Communication Services	7.6
Consumer Staples	4.7
Energy	4.6
Materials	4.2
Utilities	2.4
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.4
Microsoft Corp	6.0
Alphabet Inc Class A	4.1
Amazon.com Inc	3.5
Procter & Gamble Co/The	3.0
Moody's Corp	2.7
Salesforce Inc	2.6
American Express Co	2.5
Cigna Group/The	2.2
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915137.100    6394-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® SAI Sustainable U.S. Equity Fund Fidelity® SAI Sustainable U.S. Equity Fund : FIDEX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 29	0.55%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$284,783,971
Number of Holdings	68
Portfolio Turnover	49%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.8
Financials	12.5
Consumer Discretionary	10.7
Health Care	10.6
Industrials	9.7
Communication Services	7.6
Consumer Staples	4.7
Energy	4.5
Materials	4.2
Utilities	2.4
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.4
Microsoft Corp	6.0
Alphabet Inc Class A	4.0
Amazon.com Inc	3.5
Procter & Gamble Co/The	3.0
Moody's Corp	2.7
Salesforce Inc	2.6
American Express Co	2.5
Cigna Group/The	2.3
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915142.100    6552-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® SAI Sustainable Sector Fund Fidelity® SAI Sustainable Sector Fund : FIDJX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 23	0.44%
Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$298,303,223
Number of Holdings	230
Portfolio Turnover	110%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.5
Financials	14.1
Health Care	11.1
Consumer Discretionary	10.9
Industrials	8.6
Communication Services	7.3
Consumer Staples	5.9
Materials	3.0
Utilities	2.3
Real Estate	2.1
Energy	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.4
NVIDIA Corp	7.4
Apple Inc	5.4
Amazon.com Inc	4.3
Alphabet Inc Class A	3.8
UnitedHealth Group Inc	1.6
Tesla Inc	1.5
Boston Scientific Corp	1.4
Salesforce Inc	1.2
Walmart Inc	1.2
36.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915141.100    6551-TSRS-0125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Climate Action Fund

Semi-Annual Report
November 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Climate Action Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Interactive Media & Services - 4.3%
Alphabet, Inc. Class A	9,999	1,689,331
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 2.9%
BYD Co. Ltd. (A Shares)	7,000	267,874
Tesla, Inc. (a)	2,592	894,655
		1,162,529
Broadline Retail - 2.4%
Amazon.com, Inc. (a)	3,022	628,244
MercadoLibre, Inc. (a)	156	309,687
		937,931
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	2,970	304,306
Household Durables - 2.0%
Mohawk Industries, Inc. (a)	2,329	323,335
TopBuild Corp. (a)	1,152	450,017
		773,352
Specialty Retail - 3.0%
Lowe's Companies, Inc.	3,016	821,649
Williams-Sonoma, Inc.	2,062	354,705
		1,176,354
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	76	165,846
On Holding AG (a)	3,445	200,947
VF Corp.	10,783	218,140
		584,933
TOTAL CONSUMER DISCRETIONARY		4,939,405
CONSUMER STAPLES - 2.9%
Personal Care Products - 2.9%
Haleon PLC	120,745	575,968
Kenvue, Inc.	22,780	548,542
		1,124,510
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp.	3,658	217,468
Centrus Energy Corp. Class A (a)	1,138	103,558
		321,026
FINANCIALS - 13.0%
Capital Markets - 6.2%
Intercontinental Exchange, Inc.	4,160	669,594
Moody's Corp.	1,932	965,961
Morgan Stanley	6,074	799,399
		2,434,954
Consumer Finance - 3.0%
American Express Co.	1,721	524,354
Capital One Financial Corp.	3,403	653,410
		1,177,764
Financial Services - 2.7%
Fidelity National Information Services, Inc.	1,927	164,373
PayPal Holdings, Inc. (a)	2,996	259,963
Visa, Inc. Class A	2,021	636,777
		1,061,113
Insurance - 1.1%
Marsh & McLennan Companies, Inc.	1,797	419,114
TOTAL FINANCIALS		5,092,945
HEALTH CARE - 9.9%
Biotechnology - 2.3%
BioNTech SE ADR (a)	1,619	191,673
Gilead Sciences, Inc.	6,343	587,235
Repligen Corp. (a)	764	115,013
		893,921
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc. (a)	945	512,190
Health Care Providers & Services - 0.6%
Elevance Health, Inc.	632	257,199
Life Sciences Tools & Services - 3.8%
Agilent Technologies, Inc.	2,222	306,569
Bruker Corp.	5,821	337,327
Danaher Corp.	1,268	303,927
Mettler-Toledo International, Inc. (a)	161	201,443
Thermo Fisher Scientific, Inc.	608	322,015
		1,471,281
Pharmaceuticals - 1.9%
GSK PLC	23,064	391,818
Novo Nordisk A/S Series B	3,352	359,233
		751,051
TOTAL HEALTH CARE		3,885,642
INDUSTRIALS - 18.6%
Building Products - 2.6%
Tecnoglass, Inc.	1,452	117,685
The AZEK Co., Inc. Class A, (a)	4,898	260,182
Trane Technologies PLC	1,495	622,249
		1,000,116
Commercial Services & Supplies - 1.4%
Tetra Tech, Inc.	6,575	272,928
Veralto Corp.	2,681	290,057
		562,985
Construction & Engineering - 1.7%
Fluor Corp. (a)	6,266	351,711
Quanta Services, Inc.	905	311,791
		663,502
Electrical Equipment - 5.7%
Acuity Brands, Inc.	1,333	427,480
Eaton Corp. PLC	1,880	705,790
Net Power, Inc. Class A (a)	6,156	78,858
Nextracker, Inc. Class A (a)	5,393	205,797
NuScale Power Corp. Class A (a)	4,041	119,816
Prysmian SpA	3,038	200,394
Sensata Technologies PLC	4,110	132,095
Sungrow Power Supply Co. Ltd. (A Shares)	25,860	292,102
Vestas Wind Systems A/S (a)	4,346	68,047
		2,230,379
Industrial Conglomerates - 0.8%
3M Co.	2,298	306,852
Machinery - 3.4%
Deere & Co.	1,505	701,180
Ingersoll Rand, Inc.	3,688	384,179
Techtronic Industries Co. Ltd.	18,722	263,744
		1,349,103
Professional Services - 3.0%
KBR, Inc.	5,156	313,639
RELX PLC (London Stock Exchange)	6,218	293,142
UL Solutions, Inc. Class A	4,847	260,429
Verisk Analytics, Inc.	1,009	296,858
		1,164,068
TOTAL INDUSTRIALS		7,277,005
INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 1.5%
Ciena Corp. (a)	3,032	211,391
Lumentum Holdings, Inc. (a)	2,395	208,293
Motorola Solutions, Inc.	346	172,896
		592,580
Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corp. Class A	6,761	491,187
Coherent Corp. (a)	3,491	349,659
Flex Ltd. (a)	7,643	297,848
Keysight Technologies, Inc. (a)	1,390	237,468
Zebra Technologies Corp. Class A (a)	555	225,885
		1,602,047
IT Services - 2.6%
Accenture PLC Class A	1,281	464,196
IBM Corp.	2,396	544,874
		1,009,070
Semiconductors & Semiconductor Equipment - 9.9%
AEHR Test Systems (a)	8,710	103,562
Allegro MicroSystems LLC (a)	8,393	182,380
Applied Materials, Inc.	2,214	386,808
Enphase Energy, Inc. (a)	1,999	142,629
First Solar, Inc. (a)	2,381	474,462
Flat Glass Group Co. Ltd. (A Shares)	24,100	85,287
NVIDIA Corp.	17,385	2,403,475
Universal Display Corp.	713	117,303
		3,895,906
Software - 10.2%
CyberArk Software Ltd. (a)	1,258	406,976
DocuSign, Inc. (a)	5,061	403,311
Microsoft Corp.	4,663	1,974,594
Samsara, Inc. Class A (a)	5,167	276,383
ServiceNow, Inc. (a)	497	521,572
VRAIN Solution, Inc.	1,985	24,080
Zoom Communications, Inc. Class A (a)	4,714	389,801
		3,996,717
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	9,234	2,191,505
TOTAL INFORMATION TECHNOLOGY		13,287,825
MATERIALS - 2.8%
Chemicals - 1.9%
DSM-Firmenich AG	2,151	236,274
Linde PLC	867	399,678
PureCycle Technologies, Inc. (a)	6,547	87,042
		722,994
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	4,544	200,845
Lynas Rare Earths Ltd. (a)	26,310	118,691
MP Materials Corp. (a)	1,901	40,054
		359,590
TOTAL MATERIALS		1,082,584
UTILITIES - 0.3%
Electric Utilities - 0.3%
Oklo, Inc. Class A (a)	4,930	116,052
TOTAL COMMON STOCKS (Cost $28,690,150)		38,816,325

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(b)(c) (Cost $8,330)	400	2,240
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,330)		2,240

Preferred Securities - 0.1%
	Principal Amount (d)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 15% (b)(c)(e) (Cost $12,000)	12,000	13,327
TOTAL PREFERRED SECURITIES (Cost $12,000)		13,327

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (f) (Cost $402,736)	402,655	402,736

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $29,113,216)	39,234,628
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(77,917)
NET ASSETS - 100.0%	39,156,711

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,567 or 0.0% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Illuminated Holdings, Inc. 15%	9/27/23	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	350,107	3,355,921	3,303,310	10,068	18	-	402,736	0.0%
Total	350,107	3,355,921	3,303,310	10,068	18	-	402,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,689,331	1,689,331	-	-
Consumer Discretionary	4,939,405	4,671,531	267,874	-
Consumer Staples	1,124,510	548,542	575,968	-
Energy	321,026	321,026	-	-
Financials	5,092,945	5,092,945	-	-
Health Care	3,885,642	3,134,591	751,051	-
Industrials	7,277,005	6,623,714	653,291	-
Information Technology	13,290,065	13,202,538	85,287	2,240
Materials	1,082,584	727,619	354,965	-
Utilities	116,052	116,052	-	-

Preferred Securities	13,327	-	-	13,327

Money Market Funds	402,736	402,736	-	-
Total Investments in Securities:	39,234,628	36,530,625	2,688,436	15,567
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,710,480)	$38,831,892
Fidelity Central Funds (cost $402,736)	402,736

Total Investment in Securities (cost $29,113,216)		$39,234,628
Foreign currency held at value (cost $3)		3
Receivable for investments sold		13,450
Receivable for fund shares sold		18,610
Dividends receivable		34,421
Distributions receivable from Fidelity Central Funds		1,325
Prepaid expenses		34
Other receivables		591
Total assets		39,303,062
Liabilities
Payable to custodian bank	$13,450
Payable for investments purchased	67,386
Payable for fund shares redeemed	3,902
Accrued management fee	27,869
Distribution and service plan fees payable	817
Audit fee payable	29,229
Other payables and accrued expenses	3,698
Total liabilities		146,351
Net Assets		$39,156,711
Net Assets consist of:
Paid in capital		$32,731,466
Total accumulated earnings (loss)		6,425,245
Net Assets		$39,156,711

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,109,327 ÷ 88,076 shares)(a)		$12.60
Maximum offering price per share (100/94.25 of $12.60)		$13.37
Class M :
Net Asset Value and redemption price per share ($640,163 ÷ 51,269 shares)(a)		$12.49
Maximum offering price per share (100/96.50 of $12.49)		$12.94
Class C :
Net Asset Value and offering price per share ($354,994 ÷ 28,927 shares)(a)		$12.27
Fidelity Climate Action Fund :
Net Asset Value, offering price and redemption price per share ($35,323,620 ÷ 2,785,677 shares)		$12.68
Class I :
Net Asset Value, offering price and redemption price per share ($310,083 ÷ 24,452 shares)		$12.68
Class Z :
Net Asset Value, offering price and redemption price per share ($1,418,524 ÷ 111,299 shares)		$12.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$138,085
Income from Fidelity Central Funds		10,068
Total income		148,153
Expenses
Management fee
Basic fee	$143,463
Performance adjustment	(11,385)
Distribution and service plan fees	4,468
Custodian fees and expenses	4,537
Independent trustees' fees and expenses	72
Registration fees	26,795
Audit fees	29,962
Legal	1,727
Miscellaneous	91
Total expenses before reductions	199,730
Expense reductions	(13,157)
Total expenses after reductions		186,573
Net Investment income (loss)		(38,420)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,286,614
Fidelity Central Funds	18
Foreign currency transactions	284
Total net realized gain (loss)		1,286,916
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,166,258
Assets and liabilities in foreign currencies	(319)
Total change in net unrealized appreciation (depreciation)		2,165,939
Net gain (loss)		3,452,855
Net increase (decrease) in net assets resulting from operations		$3,414,435
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(38,420)	$2,779
Net realized gain (loss)	1,286,916	(448,807)
Change in net unrealized appreciation (depreciation)	2,165,939	7,339,918
Net increase (decrease) in net assets resulting from operations	3,414,435	6,893,890
Distributions to shareholders	-	(36,997)

Share transactions - net increase (decrease)	4,503,220	1,496,009
Total increase (decrease) in net assets	7,917,655	8,352,902

Net Assets
Beginning of period	31,239,056	22,886,154
End of period	$39,156,711	$31,239,056

Financial Highlights
Fidelity Advisor® Climate Action Fund Class A

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$8.85	$8.88	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.02)	- D	(.02)
Net realized and unrealized gain (loss)	1.18	2.62	(.03) E	(1.10)
Total from investment operations	1.15	2.60	(.03)	(1.12)
Net asset value, end of period	$12.60	$11.45	$8.85	$8.88
Total Return F,G,H	10.04%	29.38%	(.34)%	(11.20)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.40% K	1.74%	1.95%	2.95% K
Expenses net of fee waivers, if any	1.30 % K	1.30%	1.30%	1.29% K
Expenses net of all reductions	1.30% K	1.30%	1.30%	1.29% K
Net investment income (loss)	(.45)% K	(.22)%	(.05)%	(.19)% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,109	$833	$449	$405
Portfolio turnover rate L	43 % K	85%	51%	57% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class M

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$8.81	$8.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.05)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.16	2.61	(.02) D	(1.10)
Total from investment operations	1.12	2.56	(.05)	(1.14)
Net asset value, end of period	$12.49	$11.37	$8.81	$8.86
Total Return E,F,G	9.85%	29.06%	(.56)%	(11.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.64% J	1.94%	2.04%	3.33% J
Expenses net of fee waivers, if any	1.55 % J	1.55%	1.55%	1.55% J
Expenses net of all reductions	1.55% J	1.55%	1.55%	1.55% J
Net investment income (loss)	(.70)% J	(.47)%	(.30)%	(.45)% J
Supplemental Data
Net assets, end of period (000 omitted)	$640	$563	$431	$132
Portfolio turnover rate K	43 % J	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class C

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$8.72	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.07)	(.09)	(.07)	(.09)
Net realized and unrealized gain (loss)	1.14	2.57	(.03) D	(1.09)
Total from investment operations	1.07	2.48	(.10)	(1.18)
Net asset value, end of period	$12.27	$11.20	$8.72	$8.82
Total Return E,F,G	9.55%	28.44%	(1.13)%	(11.80)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.16% J	2.50%	2.63%	3.55% J
Expenses net of fee waivers, if any	2.05 % J	2.05%	2.05%	2.04% J
Expenses net of all reductions	2.05% J	2.05%	2.05%	2.04% J
Net investment income (loss)	(1.20)% J	(.97)%	(.80)%	(.94)% J
Supplemental Data
Net assets, end of period (000 omitted)	$355	$289	$199	$265
Portfolio turnover rate K	43 % J	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Climate Action Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	.02	.01
Net realized and unrealized gain (loss)	1.17	2.65	(.03) E	(1.11)
Total from investment operations	1.16	2.65	(.01)	(1.10)
Distributions from net investment income	-	(.02)	- D	-
Total distributions	-	(.02)	- D	-
Net asset value, end of period	$12.68	$11.52	$8.89	$8.90
Total Return F,G	10.07%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.12% J	1.48%	1.68%	2.66% J
Expenses net of fee waivers, if any	1.05 % J	1.05%	1.05%	1.05% J
Expenses net of all reductions	1.05% J	1.05%	1.05%	1.05% J
Net investment income (loss)	(.20)% J	.03%	.20%	.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$35,324	$27,766	$21,237	$19,057
Portfolio turnover rate K	43 % J	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class I

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	.02	.01
Net realized and unrealized gain (loss)	1.17	2.65	(.03) E	(1.11)
Total from investment operations	1.16	2.65	(.01)	(1.10)
Distributions from net investment income	-	(.02)	- D	-
Total distributions	-	(.02)	- D	-
Net asset value, end of period	$12.68	$11.52	$8.89	$8.90
Total Return F,G	10.07%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.24% J	1.35%	1.55%	2.93% J
Expenses net of fee waivers, if any	1.05 % J	1.05%	1.04%	1.04% J
Expenses net of all reductions	1.05% J	1.05%	1.04%	1.04% J
Net investment income (loss)	(.20)% J	.03%	.20%	.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$310	$903	$300	$192
Portfolio turnover rate K	43 % J	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class Z

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$8.92	$8.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.03	.02
Net realized and unrealized gain (loss)	1.18	2.65	(.02) E	(1.11)
Total from investment operations	1.18	2.67	.01	(1.09)
Distributions from net investment income	-	(.02)	- D	-
Total distributions	-	(.02)	- D	-
Net asset value, end of period	$12.75	$11.57	$8.92	$8.91
Total Return F,G	10.20%	29.91%	.15%	(10.90)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	1.32%	1.40%	3.00% J
Expenses net of fee waivers, if any	.90 % J	.90%	.90%	.90% J
Expenses net of all reductions	.90% J	.90%	.89%	.90% J
Net investment income (loss)	(.05)% J	.18%	.35%	.20% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,419	$884	$270	$109
Portfolio turnover rate K	43 % J	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,695,224
Gross unrealized depreciation	(603,947)
Net unrealized appreciation (depreciation)	$10,091,277
Tax cost	$29,143,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,565,155)
Long-term	(1,333,201)
Total capital loss carryforward	$(4,898,356)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	12,017,534	7,492,794
5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.87
Class I	.79
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.82
Class I	.79
Class Z	.71

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Climate Action Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Climate Action Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.07)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,284	49
Class M	.25%	.25%	1,504	78
Class C	.75%	.25%	1,680	673
			4,468	800

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	679
Class M	7
686
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Climate Action Fund	208

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Climate Action Fund	682,319	173,429	36,875
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Climate Action Fund	21
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	526
Class M	1.55%	279
Class C	2.05%	186
Fidelity Climate Action Fund	1.05%	10,608
Class I	1.05%	425
Class Z	.90%	554
		12,578
In addition, during the period, custodian credits reduced the Fund's expenses by $579.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2024	Year ended May 31, 2024
Fidelity Climate Action Fund
Distributions to shareholders
Fidelity Climate Action Fund	-	35,749
Class I	-	681
Class Z	-	567
Total	$ -	$36,997
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2024	Year ended May 31, 2024	Six months ended November 30, 2024	Year ended May 31, 2024
Fidelity Climate Action Fund
Class A
Shares sold	22,307	30,059	$264,321	$295,197
Shares redeemed	(7,004)	(8,043)	(86,374)	(79,550)
Net increase (decrease)	15,303	22,016	$177,947	$215,647
Class M
Shares sold	8,538	621	$103,151	$6,047
Shares redeemed	(6,827)	-	(84,827)	-
Net increase (decrease)	1,711	621	$18,324	$6,047
Class C
Shares sold	4,600	8,696	$52,789	$90,587
Shares redeemed	(1,450)	(5,729)	(17,661)	(52,855)
Net increase (decrease)	3,150	2,967	$35,128	$37,732
Fidelity Climate Action Fund
Shares sold	650,551	858,823	$7,818,228	$8,444,961
Reinvestment of distributions	-	3,426	-	32,644
Shares redeemed	(275,908)	(839,099)	(3,332,794)	(8,128,604)
Net increase (decrease)	374,643	23,150	$4,485,434	$349,001
Class I
Shares sold	7,697	44,674	$91,676	$423,410
Reinvestment of distributions	-	72	-	681
Shares redeemed	(61,672)	(40)	(715,073)	(348)
Net increase (decrease)	(53,975)	44,706	$(623,397)	$423,743
Class Z
Shares sold	59,970	46,926	$698,411	$470,527
Reinvestment of distributions	-	53	-	507
Shares redeemed	(25,129)	(768)	(288,627)	(7,195)
Net increase (decrease)	34,841	46,211	$409,784	$463,839
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901891.103
CLA-SANN-0125
Fidelity® Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable U.S. Equity Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Entertainment - 2.5%
Netflix, Inc. (a)	399	353,837
The Walt Disney Co.	3,399	399,281
		753,118
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A	6,952	1,174,540
Media - 1.0%
Comcast Corp. Class A	7,184	310,277
TOTAL COMMUNICATION SERVICES		2,237,935
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 1.6%
Tesla, Inc. (a)	1,344	463,895
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	5,018	1,043,192
Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	1,547	392,072
Starbucks Corp.	2,115	216,703
		608,775
Household Durables - 1.5%
PulteGroup, Inc.	1,135	153,531
Taylor Morrison Home Corp. (a)	4,159	307,225
		460,756
Specialty Retail - 2.0%
Lowe's Companies, Inc.	2,141	583,273
TOTAL CONSUMER DISCRETIONARY		3,159,891
CONSUMER STAPLES - 4.7%
Food Products - 1.0%
Danone SA	4,322	295,320
Household Products - 3.0%
Procter & Gamble Co.	4,944	886,261
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	2,908	209,725
TOTAL CONSUMER STAPLES		1,391,306
ENERGY - 4.5%
Energy Equipment & Services - 2.1%
Baker Hughes Co. Class A	13,829	607,785
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	1,584	354,832
Equinor ASA	14,918	361,575
		716,407
TOTAL ENERGY		1,324,192
FINANCIALS - 12.5%
Banks - 1.6%
Bank of America Corp.	4,605	218,784
Citigroup, Inc.	3,623	256,762
		475,546
Capital Markets - 5.3%
BlackRock, Inc.	573	586,064
Moody's Corp.	1,587	793,468
Northern Trust Corp.	1,588	176,522
		1,556,054
Consumer Finance - 2.4%
American Express Co.	2,383	726,052
Financial Services - 2.7%
Essent Group Ltd.	2,297	132,721
MasterCard, Inc. Class A	1,247	664,576
		797,297
Insurance - 0.5%
Hartford Financial Services Group, Inc.	1,276	157,344
TOTAL FINANCIALS		3,712,293
HEALTH CARE - 10.6%
Biotechnology - 2.0%
Exact Sciences Corp. (a)	2,132	132,355
Gilead Sciences, Inc.	4,900	453,642
		585,997
Health Care Providers & Services - 4.6%
BrightSpring Health Services, Inc.	24,279	468,585
Centene Corp. (a)	3,896	233,760
Cigna Group	1,971	665,804
		1,368,149
Life Sciences Tools & Services - 1.9%
Danaher Corp.	1,533	367,445
ICON PLC (a)	894	187,964
		555,409
Pharmaceuticals - 2.1%
Merck & Co., Inc.	4,261	433,088
Zoetis, Inc. Class A	1,121	196,455
		629,543
TOTAL HEALTH CARE		3,139,098
INDUSTRIALS - 9.5%
Building Products - 1.2%
Johnson Controls International PLC	4,293	360,011
Commercial Services & Supplies - 0.8%
Veralto Corp.	2,052	222,006
Electrical Equipment - 3.4%
Acuity Brands, Inc.	1,045	335,121
Generac Holdings, Inc. (a)	1,019	191,776
Prysmian SpA	3,596	237,201
Regal Rexnord Corp.	1,485	256,474
		1,020,572
Machinery - 2.2%
Deere & Co.	740	344,766
Ingersoll Rand, Inc.	1,703	177,402
Timken Co.	1,680	130,116
		652,284
Professional Services - 1.9%
KBR, Inc.	6,944	422,404
ManpowerGroup, Inc.	2,298	147,922
		570,326
TOTAL INDUSTRIALS		2,825,199
INFORMATION TECHNOLOGY - 29.2%
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	951	167,309
IT Services - 0.5%
Accenture PLC Class A	425	154,007
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	952	130,591
First Solar, Inc. (a)	1,575	313,850
NVIDIA Corp.	13,503	1,866,790
NXP Semiconductors NV	565	129,594
ON Semiconductor Corp. (a)	6,450	458,724
		2,899,549
Software - 10.0%
Gen Digital, Inc.	6,666	205,646
Intuit, Inc.	353	226,531
Microsoft Corp.	4,162	1,762,441
Salesforce, Inc.	2,322	766,237
		2,960,855
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	9,368	2,223,304
Dell Technologies, Inc. Class C	1,785	227,748
		2,451,052
TOTAL INFORMATION TECHNOLOGY		8,632,772
MATERIALS - 4.2%
Chemicals - 2.0%
Linde PLC	1,259	580,386
Containers & Packaging - 2.2%
Avery Dennison Corp.	1,750	360,413
Crown Holdings, Inc.	3,190	293,767
		654,180
TOTAL MATERIALS		1,234,566
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Prologis, Inc.	3,302	385,608
Public Storage Operating Co.	676	235,282
		620,890
UTILITIES - 2.4%
Electric Utilities - 1.3%
NextEra Energy, Inc.	4,725	371,716
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc. Class C	11,177	329,610
TOTAL UTILITIES		701,326
TOTAL COMMON STOCKS (Cost $21,843,843)		28,979,468

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (a)(b)(c) (Cost $32,287)	37	40,932

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (d) (Cost $536,786)	536,679	536,786

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $22,412,916)	29,557,186
NET OTHER ASSETS (LIABILITIES) - 0.1%	41,905
NET ASSETS - 100.0%	29,599,091

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,932 or 0.1% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	271,902	3,872,875	3,607,994	12,974	3	-	536,786	0.0%
Total	271,902	3,872,875	3,607,994	12,974	3	-	536,786

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,237,935	2,237,935	-	-
Consumer Discretionary	3,159,891	3,159,891	-	-
Consumer Staples	1,391,306	1,391,306	-	-
Energy	1,324,192	962,617	361,575	-
Financials	3,712,293	3,712,293	-	-
Health Care	3,180,030	3,139,098	-	40,932
Industrials	2,825,199	2,825,199	-	-
Information Technology	8,632,772	8,632,772	-	-
Materials	1,234,566	1,234,566	-	-
Real Estate	620,890	620,890	-	-
Utilities	701,326	701,326	-	-

Money Market Funds	536,786	536,786	-	-
Total Investments in Securities:	29,557,186	29,154,679	361,575	40,932
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,876,130)	$29,020,400
Fidelity Central Funds (cost $536,786)	536,786

Total Investment in Securities (cost $22,412,916)		$29,557,186
Cash		23,219
Foreign currency held at value (cost $7,724)		7,724
Receivable for fund shares sold		41,642
Dividends receivable		16,350
Distributions receivable from Fidelity Central Funds		1,957
Prepaid expenses		29
Other receivables		171
Total assets		29,648,278
Liabilities
Payable for fund shares redeemed	$138
Accrued management fee	16,883
Distribution and service plan fees payable	919
Audit fee payable	29,229
Other payables and accrued expenses	2,018
Total liabilities		49,187
Net Assets		$29,599,091
Net Assets consist of:
Paid in capital		$22,642,885
Total accumulated earnings (loss)		6,956,206
Net Assets		$29,599,091

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,376,194 ÷ 100,993 shares)(a)		$13.63
Maximum offering price per share (100/94.25 of $13.63)		$14.46
Class M :
Net Asset Value and redemption price per share ($407,657 ÷ 30,019 shares)(a)		$13.58
Maximum offering price per share (100/96.50 of $13.58)		$14.07
Class C :
Net Asset Value and offering price per share ($538,113 ÷ 40,144 shares)(a)		$13.40
Fidelity Sustainable U.S. Equity Fund :
Net Asset Value, offering price and redemption price per share ($26,512,018 ÷ 1,940,864 shares)		$13.66
Class I :
Net Asset Value, offering price and redemption price per share ($371,157 ÷ 27,174 shares)		$13.66
Class Z :
Net Asset Value, offering price and redemption price per share ($393,952 ÷ 28,700 shares)		$13.73
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$168,253
Income from Fidelity Central Funds		12,974
Total income		181,227
Expenses
Management fee
Basic fee	$94,333
Performance adjustment	(3,632)
Distribution and service plan fees	5,274
Custodian fees and expenses	1,509
Independent trustees' fees and expenses	61
Registration fees	26,650
Audit fees	27,910
Legal	653
Miscellaneous	51
Total expenses before reductions	152,809
Expense reductions	(21,860)
Total expenses after reductions		130,949
Net Investment income (loss)		50,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	740,402
Fidelity Central Funds	3
Foreign currency transactions	95
Total net realized gain (loss)		740,500
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,312,388
Assets and liabilities in foreign currencies	(67)
Total change in net unrealized appreciation (depreciation)		2,312,321
Net gain (loss)		3,052,821
Net increase (decrease) in net assets resulting from operations		$3,103,099
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,278	$97,646
Net realized gain (loss)	740,500	572,958
Change in net unrealized appreciation (depreciation)	2,312,321	4,666,789
Net increase (decrease) in net assets resulting from operations	3,103,099	5,337,393
Distributions to shareholders	(33,191)	(90,017)

Share transactions - net increase (decrease)	(325,500)	3,790,425
Total increase (decrease) in net assets	2,744,408	9,037,801

Net Assets
Beginning of period	26,854,683	17,816,882
End of period	$29,599,091	$26,854,683

Financial Highlights
Fidelity Advisor® Sustainable U.S. Equity Fund Class A

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$9.70	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.02	.05 D	- E
Net realized and unrealized gain (loss)	1.40	2.53	.31	(.58)
Total from investment operations	1.41	2.55	.36	(.58)
Distributions from net investment income	- E	(.03)	(.04)	-
Distributions from net realized gain	-	-	-	(.04)
Total distributions	- E	(.03)	(.04)	(.04)
Net asset value, end of period	$13.63	$12.22	$9.70	$9.38
Total Return F,G,H	11.57%	26.27%	3.90%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.34% K	1.65%	1.97%	3.52% K
Expenses net of fee waivers, if any	1.15 % K	1.15%	1.15%	1.14% K
Expenses net of all reductions	1.15% K	1.15%	1.15%	1.14% K
Net investment income (loss)	.14% K	.22%	.56% D	-% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$1,376	$1,163	$642	$633
Portfolio turnover rate M	35 % K	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable U.S. Equity Fund Class M

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$9.68	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	.03 E	(.02)
Net realized and unrealized gain (loss)	1.40	2.51	.31	(.59)
Total from investment operations	1.39	2.51	.34	(.61)
Distributions from net investment income	-	- D	(.03)	-
Distributions from net realized gain	-	-	-	(.02)
Total distributions	-	- D	(.03)	(.02)
Net asset value, end of period	$13.58	$12.19	$9.68	$9.37
Total Return F,G,H	11.40%	25.95%	3.66%	(6.10)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.60% K	1.89%	2.19%	4.05% K
Expenses net of fee waivers, if any	1.40 % K	1.40%	1.40%	1.39% K
Expenses net of all reductions	1.40% K	1.40%	1.40%	1.39% K
Net investment income (loss)	(.11)% K	(.03)%	.31% E	(.26)% K
Supplemental Data
Net assets, end of period (000 omitted)	$408	$424	$351	$258
Portfolio turnover rate L	35 % K	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable U.S. Equity Fund Class C

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$9.62	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.06)	(.02) D	(.07)
Net realized and unrealized gain (loss)	1.38	2.50	.31	(.58)
Total from investment operations	1.34	2.44	.29	(.65)
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	-	-	(.01)
Total distributions	-	-	(.01)	(.01)
Net asset value, end of period	$13.40	$12.06	$9.62	$9.34
Total Return E,F,G	11.11%	25.36%	3.07%	(6.53)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.09% J	2.38%	2.71%	4.65% J
Expenses net of fee waivers, if any	1.90 % J	1.90%	1.90%	1.89% J
Expenses net of all reductions	1.90% J	1.90%	1.90%	1.89% J
Net investment income (loss)	(.61)% J	(.53)%	(.20)% D	(.75)% J
Supplemental Data
Net assets, end of period (000 omitted)	$538	$506	$305	$273
Portfolio turnover rate K	35 % J	45%	37%	55% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable U.S. Equity Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	1.40	2.53	.31	(.57)
Total from investment operations	1.43	2.58	.38	(.55)
Distributions from net investment income	(.02)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	(.04)
Total distributions	(.02)	(.05)	(.06)	(.05)
Net asset value, end of period	$13.66	$12.25	$9.72	$9.40
Total Return E,F	11.65%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05% I	1.38%	1.70%	3.21% I
Expenses net of fee waivers, if any	.90 % I	.90%	.90%	.89% I
Expenses net of all reductions	.90% I	.90%	.90%	.89% I
Net investment income (loss)	.39% I	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,512	$24,205	$16,265	$14,669
Portfolio turnover rate J	35 % I	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable U.S. Equity Fund Class I

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	1.40	2.53	.31	(.57)
Total from investment operations	1.43	2.58	.38	(.55)
Distributions from net investment income	(.02)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	(.04)
Total distributions	(.02)	(.05)	(.06)	(.05)
Net asset value, end of period	$13.66	$12.25	$9.72	$9.40
Total Return E,F	11.66%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.02% I	1.27%	1.58%	3.76% I
Expenses net of fee waivers, if any	.90 % I	.90%	.90%	.90% I
Expenses net of all reductions	.89% I	.90%	.90%	.90% I
Net investment income (loss)	.40% I	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$371	$193	$124	$116
Portfolio turnover rate J	35 % I	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable U.S. Equity Fund Class Z

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$9.74	$9.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.07	.09 D	.04
Net realized and unrealized gain (loss)	1.42	2.54	.30	(.58)
Total from investment operations	1.45	2.61	.39	(.54)
Distributions from net investment income	(.02)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	(.04)
Total distributions	(.02)	(.05)	(.06)	(.05)
Net asset value, end of period	$13.73	$12.30	$9.74	$9.41
Total Return E,F	11.79%	26.83%	4.24%	(5.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94% I	1.21%	1.51%	3.72% I
Expenses net of fee waivers, if any	.75 % I	.75%	.75%	.75% I
Expenses net of all reductions	.75% I	.75%	.75%	.75% I
Net investment income (loss)	.54% I	.62%	.96% D	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$394	$364	$130	$113
Portfolio turnover rate J	35 % I	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,726,327
Gross unrealized depreciation	(672,582)
Net unrealized appreciation (depreciation)	$7,053,745
Tax cost	$22,503,441

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(723,468)
Long-term	(348,372)
Total capital loss carryforward	$(1,071,840)

Due to large subscriptions in a prior period, approximately $1,071,840 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $303,809 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable U.S. Equity Fund	4,826,458	5,442,589
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.72
Class I	.65
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.67
Class I	.65
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Sustainable U.S. Equity Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable U.S. Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.03) %.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,564	100
Class M	.25%	.25%	1,038	261
Class C	.75%	.25%	2,672	850
			5,274	1,211

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	614
Class M	18
Class CA	4
636

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable U.S. Equity Fund	91

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Sustainable U.S. Equity Fund	21,859	510,023	84,549
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Sustainable U.S. Equity Fund	18
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	1,195
Class M	1.40%	412
Class C	1.90%	518
Fidelity Sustainable U.S. Equity Fund	.90%	18,832
Class I	.90%	131
Class Z	.75%	351
		21,439
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $421.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2024	Year ended May 31, 2024
Fidelity Sustainable U.S. Equity Fund
Distributions to shareholders
Class A	$388	$2,031
Class M	-	69
Fidelity Sustainable U.S. Equity Fund	31,997	86,166
Class I	269	775
Class Z	537	976
Total	$33,191	$90,017
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2024	Year ended May 31, 2024	Six months ended November 30, 2024	Year ended May 31, 2024
Fidelity Sustainable U.S. Equity Fund
Class A
Shares sold	17,101	39,427	$221,268	$424,084
Reinvestment of distributions	30	189	388	2,031
Shares redeemed	(11,324)	(10,614)	(146,987)	(116,524)
Net increase (decrease)	5,807	29,002	$74,669	$309,591
Class M
Shares sold	499	7,112	$6,334	$76,164
Reinvestment of distributions	-	6	-	69
Shares redeemed	(5,222)	(8,633)	(67,191)	(90,889)
Net increase (decrease)	(4,723)	(1,515)	$(60,857)	$(14,656)
Class C
Shares sold	3,906	17,564	$48,873	$182,141
Shares redeemed	(5,748)	(7,311)	(73,972)	(82,022)
Net increase (decrease)	(1,842)	10,253	$(25,099)	$100,119
Fidelity Sustainable U.S. Equity Fund
Shares sold	250,288	854,158	$3,202,894	$9,116,739
Reinvestment of distributions	2,198	6,965	28,019	74,785
Shares redeemed	(288,071)	(558,573)	(3,686,212)	(5,995,611)
Net increase (decrease)	(35,585)	302,550	$(455,299)	$3,195,913
Class I
Shares sold	11,624	11,978	$154,720	$125,769
Reinvestment of distributions	21	55	269	590
Shares redeemed	(227)	(8,991)	(2,981)	(101,667)
Net increase (decrease)	11,418	3,042	$152,008	$24,692
Class Z
Shares sold	603	16,588	$7,662	$179,201
Reinvestment of distributions	20	64	257	685
Shares redeemed	(1,513)	(443)	(18,841)	(5,120)
Net increase (decrease)	(890)	16,209	$(10,922)	$174,766
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901905.103
SUS-SANN-0125
Fidelity® SAI Sustainable Sector Fund

Semi-Annual Report
November 30, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Sector Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	10,834	389,031
Deutsche Telekom AG	50,761	1,624,270
		2,013,301
Entertainment - 2.5%
IMAX Corp. (b)	19,343	509,108
Live Nation Entertainment, Inc. (b)	7,682	1,062,037
Netflix, Inc. (b)	3,466	3,073,683
Sea Ltd. ADR Class A (b)	4,673	531,787
The Walt Disney Co.	18,529	2,176,602
		7,353,217
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A	66,431	11,223,517
Pinterest, Inc. Class A (b)	29,614	897,896
		12,121,413
TOTAL COMMUNICATION SERVICES		21,487,931
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 0.1%
Aptiv PLC (b)	6,554	363,944
Automobiles - 1.5%
Tesla, Inc. (b)	13,129	4,531,606
Broadline Retail - 4.3%
Amazon.com, Inc. (b)	61,013	12,683,993
Etsy, Inc. (b)	4,396	241,165
		12,925,158
Distributors - 0.2%
LKQ Corp.	10,598	416,395
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.	231	1,201,657
Caesars Entertainment, Inc. (b)	6,414	246,875
Domino's Pizza, Inc.	1,462	696,190
Flutter Entertainment PLC (b)	4,188	1,151,601
Marriott International, Inc. Class A	4,198	1,213,600
Restaurant Brands International, Inc.	14,539	1,012,761
Starbucks Corp.	7,061	723,470
Yum! Brands, Inc.	4,559	633,427
		6,879,581
Household Durables - 0.1%
D.R. Horton, Inc.	958	161,691
Leisure Products - 0.1%
Brunswick Corp.	2,492	200,631
Specialty Retail - 1.8%
Foot Locker, Inc. (b)	7,848	197,377
Lowe's Companies, Inc.	9,737	2,652,651
The Home Depot, Inc.	2,368	1,016,180
TJX Companies, Inc.	12,053	1,514,942
		5,381,150
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	8,745	688,844
PVH Corp.	3,500	379,295
Tapestry, Inc.	8,683	540,777
		1,608,916
TOTAL CONSUMER DISCRETIONARY		32,469,072
CONSUMER STAPLES - 5.9%
Beverages - 1.0%
PepsiCo, Inc.	5,343	873,313
The Coca-Cola Co.	33,339	2,136,363
		3,009,676
Consumer Staples Distribution & Retail - 2.4%
Alimentation Couche-Tard, Inc. (multi-vtg.)	11,254	660,184
Costco Wholesale Corp.	2,976	2,892,315
Target Corp.	611	80,841
Walmart, Inc.	37,088	3,430,640
		7,063,980
Food Products - 0.8%
Bunge Global SA	8,525	765,034
Mondelez International, Inc.	17,116	1,111,684
The Simply Good Foods Co. (b)	17,761	706,710
		2,583,428
Household Products - 1.4%
Colgate-Palmolive Co.	10,434	1,008,237
Procter & Gamble Co.	17,121	3,069,110
		4,077,347
Personal Care Products - 0.3%
BellRing Brands, Inc. (b)	9,432	740,035
Estee Lauder Companies, Inc. Class A	3,294	237,563
		977,598
TOTAL CONSUMER STAPLES		17,712,029
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Expand Energy Corp.	7,325	724,882
MEG Energy Corp.	10,447	188,263
Shell PLC ADR	21,715	1,405,829
Targa Resources Corp.	4,211	860,307
Valero Energy Corp.	7,844	1,090,944
		4,270,225
FINANCIALS - 14.1%
Banks - 5.1%
AIB Group PLC	37,893	206,224
Bank of America Corp.	51,261	2,435,410
Citigroup, Inc.	23,143	1,640,144
Eurobank Ergasias Services and Holdings SA ADR	308,993	320,735
HDFC Bank Ltd. sponsored ADR	3,939	262,968
JPMorgan Chase & Co.	9,498	2,371,841
KeyCorp	27,710	539,791
M&T Bank Corp.	2,968	652,930
Pathward Financial, Inc.	3,400	285,192
Piraeus Financial Holdings SA	47,218	173,625
PNC Financial Services Group, Inc.	4,086	877,346
U.S. Bancorp	36,902	1,966,508
UMB Financial Corp.	2,003	251,356
Wells Fargo & Co.	42,304	3,222,296
		15,206,366
Capital Markets - 3.3%
Bank of New York Mellon Corp.	13,476	1,103,280
BlackRock, Inc.	385	393,778
Carlyle Group LP	6,497	345,835
Cboe Global Markets, Inc.	4,739	1,022,913
Digitalbridge Group, Inc. Class A	11,387	149,170
Intercontinental Exchange, Inc.	7,722	1,242,933
London Stock Exchange Group PLC	2,660	381,228
LPL Financial	2,698	877,255
MarketAxess Holdings, Inc.	3,932	1,017,169
Morgan Stanley	13,034	1,715,405
Northern Trust Corp.	3,501	389,171
State Street Corp.	7,353	724,344
Tradeweb Markets, Inc. Class A	4,204	569,642
		9,932,123
Consumer Finance - 0.5%
Discover Financial Services	6,101	1,113,005
OneMain Holdings, Inc.	4,960	284,456
		1,397,461
Financial Services - 2.4%
Affirm Holdings, Inc. Class A, (b)	4,055	283,891
Apollo Global Management, Inc.	8,672	1,517,860
MasterCard, Inc. Class A	3,276	1,745,911
PayPal Holdings, Inc. (b)	4,767	413,633
Visa, Inc. Class A	8,355	2,632,493
Voya Financial, Inc.	6,362	528,046
		7,121,834
Insurance - 2.8%
Arthur J. Gallagher & Co.	2,973	928,290
Chubb Ltd.	5,090	1,469,636
Everest Re Group Ltd.	1,041	403,450
Hartford Financial Services Group, Inc.	6,299	776,730
Marsh & McLennan Companies, Inc.	7,322	1,707,710
Progressive Corp.	3,418	919,032
Prudential PLC	6,585	53,969
The Travelers Companies, Inc.	3,604	958,808
Unum Group	5,662	435,408
Willis Towers Watson PLC	2,178	701,316
		8,354,349
TOTAL FINANCIALS		42,012,133
HEALTH CARE - 11.2%
Biotechnology - 2.2%
AbbVie, Inc.	2,784	509,277
Alnylam Pharmaceuticals, Inc. (b)	2,518	637,230
Argenx SE ADR (b)	1,337	824,327
BioNTech SE ADR (b)	2,989	353,868
Blueprint Medicines Corp. (b)	2,444	235,553
Crinetics Pharmaceuticals, Inc. (b)	4,298	245,846
Cytokinetics, Inc. (b)	6,375	330,608
Exact Sciences Corp. (b)	11,242	697,903
Gilead Sciences, Inc.	6,682	618,620
Merus BV (b)	3,421	153,398
Moonlake Immunotherapeutics Class A (b)	3,486	189,743
Regeneron Pharmaceuticals, Inc. (b)	1,357	1,018,049
Vaxcyte, Inc. (b)	5,396	509,059
Xenon Pharmaceuticals, Inc. (b)	7,977	340,060
		6,663,541
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (b)	43,904	3,980,337
Glaukos Corp. (b)	4,914	705,896
ICU Medical, Inc. (b)	2,032	333,167
Inspire Medical Systems, Inc. (b)	2,183	420,795
Insulet Corp. (b)	4,587	1,223,720
Intuitive Surgical, Inc. (b)	1,821	986,982
Stryker Corp.	4,142	1,624,285
		9,275,182
Health Care Providers & Services - 2.8%
Cigna Group	2,675	903,615
CVS Health Corp.	6,498	388,905
LifeStance Health Group, Inc. (b)	49,654	373,398
McKesson Corp.	2,184	1,372,644
Molina Healthcare, Inc. (b)	1,727	514,473
UnitedHealth Group, Inc.	7,849	4,789,460
		8,342,495
Health Care Technology - 0.3%
Phreesia, Inc. (b)	11,042	232,213
Veeva Systems, Inc. Class A (b)	2,420	551,397
		783,610
Life Sciences Tools & Services - 1.2%
Bruker Corp.	5,960	345,382
Danaher Corp.	9,112	2,184,055
Thermo Fisher Scientific, Inc.	1,945	1,030,130
		3,559,567
Pharmaceuticals - 1.6%
Eli Lilly & Co.	3,172	2,522,850
Merck & Co., Inc.	12,055	1,225,270
Royalty Pharma PLC Class A	7,447	198,537
Septerna, Inc.	7,672	194,025
UCB SA	3,654	715,704
		4,856,386
TOTAL HEALTH CARE		33,480,781
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.5%
GE Aerospace	13,662	2,488,670
Howmet Aerospace, Inc.	13,265	1,570,311
Lockheed Martin Corp.	3,188	1,687,759
Northrop Grumman Corp.	1,805	883,818
RTX Corp.	6,621	806,636
		7,437,194
Air Freight & Logistics - 0.2%
FedEx Corp.	2,026	613,209
Building Products - 0.8%
Fortune Brands Innovations, Inc.	1,584	124,027
Trane Technologies PLC	5,632	2,344,151
		2,468,178
Construction & Engineering - 0.3%
Quanta Services, Inc.	2,291	789,295
Electrical Equipment - 1.5%
AMETEK, Inc.	8,778	1,706,268
Eaton Corp. PLC	3,832	1,438,609
GE Vernova LLC	3,684	1,230,898
		4,375,775
Ground Transportation - 0.9%
CSX Corp.	18,377	671,679
Old Dominion Freight Lines, Inc.	4,500	1,013,130
Uber Technologies, Inc. (b)	6,836	491,919
Union Pacific Corp.	2,797	684,314
		2,861,042
Machinery - 2.2%
Caterpillar, Inc.	2,918	1,185,029
Deere & Co.	1,003	467,298
Fortive Corp.	11,167	885,878
Ingersoll Rand, Inc.	15,897	1,655,990
Parker Hannifin Corp.	3,277	2,303,403
		6,497,598
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	1,396	89,093
Professional Services - 0.2%
Dun & Bradstreet Holdings, Inc.	41,948	532,740
TOTAL INDUSTRIALS		25,664,124
INFORMATION TECHNOLOGY - 31.5%
Electronic Equipment, Instruments & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	55,736	673,291
IT Services - 0.5%
Capgemini SA	3,832	615,995
Twilio, Inc. Class A (b)	7,376	771,087
		1,387,082
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices, Inc. (b)	4,426	607,137
ASML Holding NV (Netherlands)	1,977	1,350,902
Astera Labs, Inc.	4,866	502,415
Broadcom, Inc.	5,484	888,847
Lattice Semiconductor Corp. (b)	6,159	349,523
Marvell Technology, Inc.	12,889	1,194,681
Micron Technology, Inc.	24,509	2,400,657
NVIDIA Corp.	159,071	21,991,566
NXP Semiconductors NV	4,382	1,005,099
ON Semiconductor Corp. (b)	9,158	651,317
Renesas Electronics Corp.	44,953	589,608
SolarEdge Technologies, Inc. (b)	10,663	168,475
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,433	3,034,518
		34,734,745
Software - 13.5%
Adobe, Inc. (b)	5,952	3,070,815
Autodesk, Inc. (b)	5,187	1,514,085
Elastic NV (b)	6,828	747,393
HubSpot, Inc. (b)	2,197	1,584,147
Intuit, Inc.	1,893	1,214,795
Microsoft Corp.	59,226	25,079,836
Salesforce, Inc.	10,781	3,557,622
Synopsys, Inc. (b)	3,545	1,979,847
Tenable Holdings, Inc. (b)	13,217	554,850
Workday, Inc. Class A (b)	3,385	846,216
		40,149,606
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	67,184	15,944,779
Dell Technologies, Inc. Class C	8,128	1,037,052
		16,981,831
TOTAL INFORMATION TECHNOLOGY		93,926,555
MATERIALS - 3.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	2,518	841,843
Axalta Coating Systems Ltd. (b)	8,267	334,483
Balchem Corp.	1,619	292,262
Corteva, Inc.	14,067	875,530
Dow, Inc.	12,960	572,962
Ecolab, Inc.	3,055	759,992
Element Solutions, Inc.	12,197	349,810
Linde PLC	3,696	1,703,819
Sherwin-Williams Co.	747	296,858
		6,027,559
Containers & Packaging - 0.3%
Aptargroup, Inc.	1,768	305,793
International Paper Co.	6,289	369,982
		675,775
Metals & Mining - 0.7%
ATI, Inc. (b)	5,481	329,792
First Quantum Minerals Ltd. (b)	36,362	497,622
Nucor Corp.	4,395	679,863
Wheaton Precious Metals Corp.	10,160	633,273
		2,140,550
TOTAL MATERIALS		8,843,884
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	3,960	827,640
COPT Defense Properties (SBI)	1,438	47,382
Crown Castle, Inc.	2,758	293,038
CubeSmart	6,103	302,465
Digital Realty Trust, Inc.	2,170	424,647
Equinix, Inc.	675	662,499
Essex Property Trust, Inc.	406	126,047
Mid-America Apartment Communities, Inc.	842	138,223
NNN (REIT), Inc.	710	31,226
Omega Healthcare Investors, Inc.	7,385	299,905
Prologis, Inc.	4,371	510,445
Public Storage Operating Co.	744	258,949
Simon Property Group, Inc.	1,691	310,468
Sun Communities, Inc.	1,322	167,008
The Macerich Co.	6,787	143,952
Ventas, Inc.	5,022	321,760
Welltower, Inc.	6,249	863,487
		5,729,141
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	4,232	592,438
TOTAL REAL ESTATE		6,321,579
UTILITIES - 2.3%
Electric Utilities - 1.3%
Duke Energy Corp.	1,456	170,425
Edison International	6,045	530,449
Eversource Energy	4,403	283,949
FirstEnergy Corp.	3,612	153,691
NextEra Energy, Inc.	12,183	958,437
NRG Energy, Inc.	5,511	559,973
PG&E Corp.	51,878	1,122,121
		3,779,045
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	21,607	281,755
Vistra Corp.	4,838	773,306
		1,055,061
Multi-Utilities - 0.6%
Ameren Corp.	1,564	147,626
NiSource, Inc.	8,068	307,310
Public Service Enterprise Group, Inc.	5,992	565,046
Sempra	9,712	909,723
		1,929,705
TOTAL UTILITIES		6,763,811
TOTAL COMMON STOCKS (Cost $249,912,674)		292,952,124

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (c) (Cost $3,929,575)	3,928,789	3,929,575

Equity Funds - 0.7%
	Shares	Value ($)
Domestic Equity Funds - 0.7%
iShares ESG Aware MSCI U.S.A. ETF (Cost $2,070,502)	15,680	2,081,050

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $255,912,751)	298,962,749
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(659,526)
NET ASSETS - 100.0%	298,303,223

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,031 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	1,762,155	17,308,574	15,141,154	50,956	-	-	3,929,575	0.0%
Total	1,762,155	17,308,574	15,141,154	50,956	-	-	3,929,575

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	21,487,931	21,487,931	-	-
Consumer Discretionary	32,469,072	32,469,072	-	-
Consumer Staples	17,712,029	17,712,029	-	-
Energy	4,270,225	4,270,225	-	-
Financials	42,012,133	41,403,311	608,822	-
Health Care	33,480,781	33,480,781	-	-
Industrials	25,664,124	25,664,124	-	-
Information Technology	93,926,555	91,370,050	2,556,505	-
Materials	8,843,884	8,843,884	-	-
Real Estate	6,321,579	6,321,579	-	-
Utilities	6,763,811	6,763,811	-	-

Money Market Funds	3,929,575	3,929,575	-	-

Equity Funds	2,081,050	2,081,050	-	-
Total Investments in Securities:	298,962,749	295,797,422	3,165,327	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $251,983,176)	$295,033,174
Fidelity Central Funds (cost $3,929,575)	3,929,575

Total Investment in Securities (cost $255,912,751)		$298,962,749
Foreign currency held at value (cost $88)		88
Receivable for investments sold		792,764
Receivable for fund shares sold		849,783
Dividends receivable		187,340
Distributions receivable from Fidelity Central Funds		10,889
Prepaid expenses		152
Other receivables		2,247
Total assets		300,806,012
Liabilities
Payable for investments purchased	$2,271,263
Payable for fund shares redeemed	111,247
Accrued management fee	94,385
Other payables and accrued expenses	25,894
Total liabilities		2,502,789
Net Assets		$298,303,223
Net Assets consist of:
Paid in capital		$254,301,498
Total accumulated earnings (loss)		44,001,725
Net Assets		$298,303,223
Net Asset Value, offering price and redemption price per share ($298,303,223 ÷ 20,840,105 shares)		$14.31
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$1,074,982
Income from Fidelity Central Funds		50,956
Total income		1,125,938
Expenses
Management fee	$405,066
Custodian fees and expenses	4,775
Independent trustees' fees and expenses	353
Registration fees	8,335
Audit fees	21,365
Legal	3,979
Miscellaneous	245
Total expenses before reductions	444,118
Expense reductions	(1,311)
Total expenses after reductions		442,807
Net Investment income (loss)		683,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	521,964
Foreign currency transactions	(530)
Total net realized gain (loss)		521,434
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,115,926
Assets and liabilities in foreign currencies	(735)
Total change in net unrealized appreciation (depreciation)		28,115,191
Net gain (loss)		28,636,625
Net increase (decrease) in net assets resulting from operations		$29,319,756
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$683,131	$408,731
Net realized gain (loss)	521,434	595,088
Change in net unrealized appreciation (depreciation)	28,115,191	14,029,156
Net increase (decrease) in net assets resulting from operations	29,319,756	15,032,975
Distributions to shareholders	(954,777)	(178,475)

Share transactions
Proceeds from sales of shares	170,724,785	112,118,070
Reinvestment of distributions	837,041	161,519
Cost of shares redeemed	(33,009,302)	(8,403,793)

Net increase (decrease) in net assets resulting from share transactions	138,552,524	103,875,796
Total increase (decrease) in net assets	166,917,503	118,730,296

Net Assets
Beginning of period	131,385,720	12,655,424
End of period	$298,303,223	$131,385,720

Other Information
Shares
Sold	12,882,551	9,766,272
Issued in reinvestment of distributions	62,326	14,674
Redeemed	(2,452,646)	(725,871)
Net increase (decrease)	10,492,231	9,055,075

Financial Highlights
Fidelity® SAI Sustainable Sector Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$9.79	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.09	.09	.01
Net realized and unrealized gain (loss)	1.65	2.88	.39	(.66)
Total from investment operations	1.69	2.97	.48	(.65)
Distributions from net investment income	(.03)	(.06)	(.04)	-
Distributions from net realized gain	(.06)	-	-	-
Total distributions	(.08) D	(.06)	(.04)	-
Net asset value, end of period	$14.31	$12.70	$9.79	$9.35
Total Return E,F	13.38%	30.43%	5.16%	(6.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I	.58%	1.93%	3.86% I,J
Expenses net of fee waivers, if any	.44 % I	.49%	.49%	.50% I,J
Expenses net of all reductions	.43% I	.49%	.49%	.50% I,J
Net investment income (loss)	.67% I	.75%	.98%	.81% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$298,303	$131,386	$12,655	$1,875
Portfolio turnover rate K	110 % I	162%	112%	3% L

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity SAI Sustainable Sector Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,361,212
Gross unrealized depreciation	(4,866,024)
Net unrealized appreciation (depreciation)	$42,495,188
Tax cost	$256,467,561

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Sector Fund	247,178,550	110,725,243
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .398% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Sector Fund	1,102

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable Sector Fund	2,958,362	3,733,534	85,034
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable Sector Fund	100
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,311.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905646.102
SES-SANN-0125
Fidelity® SAI Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable U.S. Equity Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Entertainment - 2.5%
Netflix, Inc. (a)	3,848	3,412,445
The Walt Disney Co.	32,779	3,850,549
		7,262,994
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A	67,044	11,327,084
Media - 1.1%
Comcast Corp. Class A	69,282	2,992,290
TOTAL COMMUNICATION SERVICES		21,582,368
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 1.6%
Tesla, Inc. (a)	12,961	4,473,619
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	48,393	10,060,421
Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	14,919	3,781,071
Starbucks Corp.	20,397	2,089,877
		5,870,948
Household Durables - 1.5%
PulteGroup, Inc.	10,946	1,480,665
Taylor Morrison Home Corp. (a)	40,109	2,962,852
		4,443,517
Specialty Retail - 2.0%
Lowe's Companies, Inc.	20,648	5,625,135
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	1,396	138,302
TOTAL CONSUMER DISCRETIONARY		30,611,942
CONSUMER STAPLES - 4.7%
Food Products - 1.0%
Danone SA	41,681	2,848,040
Household Products - 3.0%
Procter & Gamble Co.	47,679	8,546,938
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	28,044	2,022,533
TOTAL CONSUMER STAPLES		13,417,511
ENERGY - 4.5%
Energy Equipment & Services - 2.1%
Baker Hughes Co. Class A	133,365	5,861,392
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	15,276	3,421,977
Equinor ASA	143,867	3,486,977
		6,908,954
TOTAL ENERGY		12,770,346
FINANCIALS - 12.5%
Banks - 1.6%
Bank of America Corp.	44,410	2,109,919
Citigroup, Inc.	34,940	2,476,198
		4,586,117
Capital Markets - 5.2%
BlackRock, Inc.	5,526	5,651,993
Moody's Corp.	15,305	7,652,194
Northern Trust Corp.	13,667	1,519,224
		14,823,411
Consumer Finance - 2.5%
American Express Co.	22,981	7,001,851
Financial Services - 2.7%
Essent Group Ltd.	22,152	1,279,943
MasterCard, Inc. Class A	12,026	6,409,136
		7,689,079
Insurance - 0.5%
Hartford Financial Services Group, Inc.	12,306	1,517,453
TOTAL FINANCIALS		35,617,911
HEALTH CARE - 10.6%
Biotechnology - 2.0%
Exact Sciences Corp. (a)	20,561	1,276,427
Gilead Sciences, Inc.	47,255	4,374,868
		5,651,295
Health Care Providers & Services - 4.6%
BrightSpring Health Services, Inc. (a)	234,144	4,518,979
Centene Corp. (a)	37,573	2,254,380
Cigna Group	19,008	6,420,902
		13,194,261
Life Sciences Tools & Services - 1.9%
Danaher Corp.	14,784	3,543,577
ICON PLC (a)	8,622	1,812,776
		5,356,353
Pharmaceuticals - 2.1%
Merck & Co., Inc.	41,093	4,176,693
Zoetis, Inc. Class A	10,811	1,894,628
		6,071,321
TOTAL HEALTH CARE		30,273,230
INDUSTRIALS - 9.6%
Building Products - 1.2%
Johnson Controls International PLC	41,401	3,471,888
Commercial Services & Supplies - 0.8%
Veralto Corp.	19,789	2,140,972
Electrical Equipment - 3.5%
Acuity Brands, Inc.	10,078	3,231,914
Generac Holdings, Inc. (a)	9,827	1,849,441
Prysmian SpA	34,679	2,287,508
Regal Rexnord Corp.	14,321	2,473,380
		9,842,243
Machinery - 2.2%
Deere & Co.	7,136	3,324,662
Ingersoll Rand, Inc.	16,423	1,710,784
Timken Co.	16,202	1,254,845
		6,290,291
Professional Services - 1.9%
KBR, Inc.	66,967	4,073,603
ManpowerGroup, Inc.	22,162	1,426,568
		5,500,171
TOTAL INDUSTRIALS		27,245,565
INFORMATION TECHNOLOGY - 28.8%
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	9,171	1,613,454
IT Services - 0.5%
Accenture PLC Class A	4,099	1,485,355
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	9,181	1,259,404
First Solar, Inc. (a)	15,189	3,026,712
NVIDIA Corp.	130,221	18,003,053
NXP Semiconductors NV	5,449	1,249,837
ON Semiconductor Corp. (a)	45,436	3,231,408
		26,770,414
Software - 10.0%
Gen Digital, Inc.	64,286	1,983,223
Intuit, Inc.	3,404	2,184,449
Microsoft Corp.	40,138	16,996,837
Salesforce, Inc.	22,393	7,389,466
		28,553,975
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	90,344	21,441,339
Dell Technologies, Inc. Class C	17,214	2,196,334
		23,637,673
TOTAL INFORMATION TECHNOLOGY		82,060,871
MATERIALS - 4.2%
Chemicals - 2.0%
Linde PLC	12,142	5,597,341
Containers & Packaging - 2.2%
Avery Dennison Corp.	16,877	3,475,818
Crown Holdings, Inc.	30,764	2,833,057
		6,308,875
TOTAL MATERIALS		11,906,216
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Prologis, Inc.	31,844	3,718,742
Public Storage Operating Co.	6,519	2,268,938
		5,987,680
UTILITIES - 2.4%
Electric Utilities - 1.3%
NextEra Energy, Inc.	45,567	3,584,756
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc. Class C	107,790	3,178,727
TOTAL UTILITIES		6,763,483
TOTAL COMMON STOCKS (Cost $240,010,923)		278,237,123

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (b) (Cost $5,904,911)	5,903,731	5,904,911

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $245,915,834)	284,142,034
NET OTHER ASSETS (LIABILITIES) - 0.2%	641,937
NET ASSETS - 100.0%	284,783,971

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	1,594,563	55,776,558	51,699,868	91,841	144	-	5,904,911	0.0%
Total	1,594,563	55,776,558	51,699,868	91,841	144	-	5,904,911

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	21,582,368	21,582,368	-	-
Consumer Discretionary	30,611,942	30,611,942	-	-
Consumer Staples	13,417,511	13,417,511	-	-
Energy	12,770,346	9,283,369	3,486,977	-
Financials	35,617,911	35,617,911	-	-
Health Care	30,273,230	30,273,230	-	-
Industrials	27,245,565	27,245,565	-	-
Information Technology	82,060,871	82,060,871	-	-
Materials	11,906,216	11,906,216	-	-
Real Estate	5,987,680	5,987,680	-	-
Utilities	6,763,483	6,763,483	-	-

Money Market Funds	5,904,911	5,904,911	-	-
Total Investments in Securities:	284,142,034	280,655,057	3,486,977	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $240,010,923)	$278,237,123
Fidelity Central Funds (cost $5,904,911)	5,904,911

Total Investment in Securities (cost $245,915,834)		$284,142,034
Cash		5,848
Foreign currency held at value (cost $74,619)		74,619
Receivable for fund shares sold		764,805
Dividends receivable		121,110
Distributions receivable from Fidelity Central Funds		22,210
Prepaid expenses		127
Other receivables		2,306
Total assets		285,133,059
Liabilities
Payable for investments purchased	$112,061
Payable for fund shares redeemed	96,658
Accrued management fee	111,908
Audit fee payable	28,305
Other payables and accrued expenses	156
Total liabilities		349,088
Net Assets		$284,783,971
Net Assets consist of:
Paid in capital		$244,447,504
Total accumulated earnings (loss)		40,336,467
Net Assets		$284,783,971
Net Asset Value, offering price and redemption price per share ($284,783,971 ÷ 21,177,263 shares)		$13.45
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$949,130
Income from Fidelity Central Funds		91,841
Total income		1,040,971
Expenses
Management fee	$403,988
Custodian fees and expenses	6,291
Independent trustees' fees and expenses	300
Registration fees	6,649
Audit fees	32,413
Legal	3,223
Miscellaneous	174
Total expenses before reductions	453,038
Expense reductions	(7,962)
Total expenses after reductions		445,076
Net Investment income (loss)		595,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,692,798
Fidelity Central Funds	144
Foreign currency transactions	897
Total net realized gain (loss)		1,693,839
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,158,066
Assets and liabilities in foreign currencies	(464)
Total change in net unrealized appreciation (depreciation)		19,157,602
Net gain (loss)		20,851,441
Net increase (decrease) in net assets resulting from operations		$21,447,336
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$595,895	$363,918
Net realized gain (loss)	1,693,839	785,880
Change in net unrealized appreciation (depreciation)	19,157,602	10,850,362
Net increase (decrease) in net assets resulting from operations	21,447,336	12,000,160
Distributions to shareholders	(1,072,203)	(142,989)

Share transactions
Proceeds from sales of shares	111,912,934	97,504,484
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	65,007,639	-
Reinvestment of distributions	910,304	125,081
Cost of shares redeemed	(23,865,989)	(7,087,145)

Net increase (decrease) in net assets resulting from share transactions	153,964,888	90,542,420
Total increase (decrease) in net assets	174,340,021	102,399,591

Net Assets
Beginning of period	110,443,950	8,044,359
End of period	$284,783,971	$110,443,950

Other Information
Shares
Sold	8,883,848	8,903,387
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	4,970,001	-
Issued in reinvestment of distributions	72,650	11,742
Redeemed	(1,871,417)	(630,303)
Net increase (decrease)	12,055,082	8,284,826

Financial Highlights
Fidelity® SAI Sustainable U.S. Equity Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.11	$9.61	$9.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.09	.10 D	.01
Net realized and unrealized gain (loss)	1.40	2.46	.32	(.76)
Total from investment operations	1.45	2.55	.42	(.75)
Distributions from net investment income	(.02)	(.05)	(.06)	-
Distributions from net realized gain	(.08)	-	-	-
Total distributions	(.11) E	(.05)	(.06)	-
Net asset value, end of period	$13.45	$12.11	$9.61	$9.25
Total Return F,G	12.00%	26.61%	4.53%	(7.50)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.56% J	.73%	3.03%	7.28% J,K
Expenses net of fee waivers, if any	.55 % J	.59%	.59%	.60% J,K
Expenses net of all reductions	.55% J	.59%	.59%	.60% J,K
Net investment income (loss)	.73% J	.82%	1.07% D	.73% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$284,784	$110,444	$8,044	$928
Portfolio turnover rate L	49 % J,M	49%	35%	2% N

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
NAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity SAI Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,138,541
Gross unrealized depreciation	(5,577,546)
Net unrealized appreciation (depreciation)	$37,560,995
Tax cost	$246,581,039

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable U.S. Equity Fund	122,990,265	38,267,694
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .498% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable U.S. Equity Fund	10,491,146	2,589,454	89,845
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	82
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $153.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,809.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Reorganization Information.
On November 15, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity SAI Sustainable Future Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity SAI Sustainable Future Fund	65,017,133	7,736,152	65,007,639	4,970,001	.9624541284

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity SAI Sustainable U.S. Equity Fund	206,893,573	271,901,212

Pro forma results of operations of the combined entity for the entire period ended November 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$889,677
Total net realized gain (loss)	8,910,883
Total change in net unrealized appreciation (depreciation)	16,508,805
Net increase (decrease) in net assets resulting from operations	$26,309,365

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since November 15, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904863.102
EFS-SANN-0125
Fidelity® Agricultural Productivity Fund
Fidelity® Water Sustainability Fund

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Agricultural Productivity Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
CONSUMER STAPLES - 36.6%
Food Products - 36.6%
Adecoagro SA (a)	36,729	400,346
Archer Daniels Midland Co.	48,757	2,662,132
Bakkafrost	20,809	1,229,774
Bunge Global SA	21,590	1,937,487
Cranswick PLC	26,550	1,675,664
Darling Ingredients, Inc. (a)(b)	27,505	1,114,778
First Resources Ltd.	424,997	473,008
Ingredion, Inc.	14,638	2,156,763
Lamb Weston Holdings, Inc.	27,912	2,155,923
Origin Enterprises PLC	131,275	425,192
Pilgrim's Pride Corp. (b)	23,709	1,223,621
Sakata Seed Corp.	26,133	597,366
Tyson Foods, Inc. Class A	2,916	188,082
WH Group Ltd. (c)	55,118	43,712
		16,283,848
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Cibus, Inc. (a)(b)	23,885	116,081
INDUSTRIALS - 31.3%
Machinery - 31.3%
AGCO Corp.	5,993	606,552
CNH Industrial NV Class A	50,543	634,820
Deere & Co.	23,654	11,020,398
Toro Co.	18,741	1,631,966
		13,893,736
MATERIALS - 29.9%
Chemicals - 29.9%
CF Industries Holdings, Inc.	24,362	2,184,297
Corteva, Inc.	78,460	4,883,350
FMC Corp.	17,804	1,052,038
Nufarm Ltd.	145,801	363,299
Nutrien Ltd.	67,404	3,156,320
OCI NV	26,884	314,495
Sabic Agriculture-Nutrients Co.	27,858	821,599
The Mosaic Co.	19,658	520,151
		13,295,549
TOTAL COMMON STOCKS (Cost $35,307,378)		43,589,214

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (d)	781,503	781,659
Fidelity Securities Lending Cash Central Fund 4.64% (d)(e)	715,052	715,123
TOTAL MONEY MARKET FUNDS (Cost $1,496,782)		1,496,782

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $36,804,160)	45,085,996
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(659,526)
NET ASSETS - 100.0%	44,426,470

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,712 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	-	4,173,625	3,391,975	2,533	9	-	781,659	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	90,019	6,803,847	6,178,743	2,551	-	-	715,123	0.0%
Total	90,019	10,977,472	9,570,718	5,084	9	-	1,496,782

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Staples	16,283,848	15,810,840	473,008	-
Health Care	116,081	116,081	-	-
Industrials	13,893,736	13,893,736	-	-
Materials	13,295,549	12,932,250	363,299	-

Money Market Funds	1,496,782	1,496,782	-	-
Total Investments in Securities:	45,085,996	44,249,689	836,307	-
Fidelity® Agricultural Productivity Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $708,593) - See accompanying schedule:
Unaffiliated issuers (cost $35,307,378)	$43,589,214
Fidelity Central Funds (cost $1,496,782)	1,496,782

Total Investment in Securities (cost $36,804,160)		$45,085,996
Foreign currency held at value (cost $30,260)		30,333
Receivable for investments sold		373,263
Receivable for fund shares sold		10,744
Dividends receivable		56,033
Distributions receivable from Fidelity Central Funds		845
Prepaid expenses		50
Receivable from investment adviser for expense reductions		548
Other receivables		333
Total assets		45,558,145
Liabilities
Payable for investments purchased	$328,882
Payable for fund shares redeemed	24,093
Accrued management fee	29,711
Other payables and accrued expenses	33,866
Collateral on securities loaned	715,123
Total liabilities		1,131,675
Net Assets		$44,426,470
Net Assets consist of:
Paid in capital		$56,836,943
Total accumulated earnings (loss)		(12,410,473)
Net Assets		$44,426,470
Net Asset Value, offering price and redemption price per share ($44,426,470 ÷ 2,341,501 shares)		$18.97
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$465,220
Special dividends		406,891
Income from Fidelity Central Funds (including $2,551 from security lending)		5,084
Total income		877,195
Expenses
Management fee	$188,410
Custodian fees and expenses	9,726
Independent trustees' fees and expenses	108
Registration fees	4,814
Audit fees	28,203
Legal	1,643
Miscellaneous	118
Total expenses before reductions	233,022
Expense reductions	(15,530)
Total expenses after reductions		217,492
Net Investment income (loss)		659,703
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	310,263
Fidelity Central Funds	9
Foreign currency transactions	(9,096)
Total net realized gain (loss)		301,176
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,636,988
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		1,636,971
Net gain (loss)		1,938,147
Net increase (decrease) in net assets resulting from operations		$2,597,850
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$659,703	$683,063
Net realized gain (loss)	301,176	(2,036,555)
Change in net unrealized appreciation (depreciation)	1,636,971	2,118,657
Net increase (decrease) in net assets resulting from operations	2,597,850	765,165
Distributions to shareholders	(160,694)	(958,262)

Share transactions
Proceeds from sales of shares	3,998,831	16,307,124
Reinvestment of distributions	143,168	874,369
Cost of shares redeemed	(14,117,286)	(47,925,972)

Net increase (decrease) in net assets resulting from share transactions	(9,975,287)	(30,744,479)
Total increase (decrease) in net assets	(7,538,131)	(30,937,576)

Net Assets
Beginning of period	51,964,601	82,902,177
End of period	$44,426,470	$51,964,601

Other Information
Shares
Sold	226,499	881,384
Issued in reinvestment of distributions	8,295	46,941
Redeemed	(803,643)	(2,622,261)
Net increase (decrease)	(568,849)	(1,693,936)

Financial Highlights
Fidelity® Agricultural Productivity Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$17.86	$18.01	$21.61	$18.89	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25 D	.19	.32	.16 E	.13 F	.03
Net realized and unrealized gain (loss)	.92	(.10) G	(3.67)	2.69	7.92	.88
Total from investment operations	1.17	.09	(3.35)	2.85	8.05	.91
Distributions from net investment income	(.06)	(.24)	(.25)	(.09)	(.07)	-
Distributions from net realized gain	-	-	-	(.04)	- H	-
Total distributions	(.06)	(.24)	(.25)	(.13)	(.07)	-
Net asset value, end of period	$18.97	$17.86	$18.01	$21.61	$18.89	$10.91
Total Return I,J	6.58%	.48%	(15.66)%	15.24%	74.02%	9.10%
Ratios to Average Net Assets C,K,L
Expenses before reductions	1.02% M	1.07%	1.08%	1.15%	1.59%	7.25% M,N,O
Expenses net of fee waivers, if any	.95 % M	.95%	.95%	.99%	1.00%	.97% M,N,O
Expenses net of all reductions	.95% M	.95%	.95%	.99%	.98%	.97% M,N,O
Net investment income (loss)	2.88% D,M	1.01%	1.57%	.81% E	.80% F	2.42% M,N
Supplemental Data
Net assets, end of period (000 omitted)	$44,426	$51,965	$82,902	$166,545	$62,894	$3,390
Portfolio turnover rate P	8 % M	12%	44%	50%	19%	4% M,Q

AFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.11%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
HAmount represents less than $.005 per share.
ITotal returns for periods of less than one year are not annualized.
JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NAudit fees are not annualized.
OThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
PAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
QAmount not annualized.
Fidelity® Water Sustainability Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
ENERGY - 0.8%
Energy Equipment & Services - 0.8%
TETRA Technologies, Inc. (a)	235,376	906,198
INDUSTRIALS - 57.7%
Building Products - 8.2%
Advanced Drain Systems, Inc.	37,577	5,083,792
Geberit AG (Reg.)	6,671	4,016,458
		9,100,250
Commercial Services & Supplies - 3.0%
Montrose Environmental Group, Inc. (a)	11,404	214,623
Tetra Tech, Inc.	17,335	719,576
Veralto Corp.	22,827	2,469,653
		3,403,852
Machinery - 38.9%
Chart Industries, Inc. (a)	28,874	5,579,901
Crane Co.	6,817	1,241,239
Dover Corp.	6,258	1,288,522
Energy Recovery, Inc. (a)	86,491	1,345,800
Georg Fischer AG (Reg.)	23,262	1,803,501
Ingersoll Rand, Inc.	48,827	5,086,309
Interpump Group SpA	17,200	800,839
ITT, Inc.	7,291	1,138,271
Kurita Water Industries Ltd.	59,318	2,259,884
Mueller Water Products, Inc.	167,183	4,186,262
Organo Corp.	11,799	671,908
Parker Hannifin Corp.	1,733	1,218,126
Pentair PLC	89,067	9,707,412
Watts Water Technologies, Inc. Class A	12,951	2,794,696
Xylem, Inc.	32,965	4,178,314
		43,300,984
Professional Services - 2.4%
KBR, Inc.	36,507	2,220,721
Parsons Corp. (a)	4,761	456,628
		2,677,349
Trading Companies & Distributors - 5.2%
Core & Main, Inc. Class A (a)	118,317	5,744,290
TOTAL INDUSTRIALS		64,226,725
INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment, Instruments & Components - 1.4%
Badger Meter, Inc.	7,369	1,597,747
Software - 1.3%
Roper Technologies, Inc.	2,450	1,387,778
TOTAL INFORMATION TECHNOLOGY		2,985,525
MATERIALS - 2.4%
Chemicals - 2.4%
Ecolab, Inc.	10,560	2,627,011
UTILITIES - 34.2%
Multi-Utilities - 4.4%
Veolia Environnement SA	169,985	4,955,176
Water Utilities - 29.8%
American Water Works Co., Inc.	38,912	5,328,609
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	137,905	2,102,451
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	113,416	1,730,728
Essential Utilities, Inc.	169,329	6,778,240
Pennon Group PLC	148,543	1,139,752
Severn Trent PLC	220,002	7,550,023
United Utilities Group PLC	595,104	8,477,303
		33,107,106
TOTAL UTILITIES		38,062,282
TOTAL COMMON STOCKS (Cost $87,693,130)		108,807,741

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (b) (Cost $1,989,909)	1,989,512	1,989,909

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $89,683,039)	110,797,650
NET OTHER ASSETS (LIABILITIES) - 0.4%	415,164
NET ASSETS - 100.0%	111,212,814

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	822,232	21,548,483	20,380,806	35,703	-	-	1,989,909	0.0%
Total	822,232	21,548,483	20,380,806	35,703	-	-	1,989,909

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	906,198	906,198	-	-
Industrials	64,226,725	64,226,725	-	-
Information Technology	2,985,525	2,985,525	-	-
Materials	2,627,011	2,627,011	-	-
Utilities	38,062,282	33,107,106	4,955,176	-

Money Market Funds	1,989,909	1,989,909	-	-
Total Investments in Securities:	110,797,650	105,842,474	4,955,176	-
Fidelity® Water Sustainability Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $87,693,130)	$108,807,741
Fidelity Central Funds (cost $1,989,909)	1,989,909

Total Investment in Securities (cost $89,683,039)		$110,797,650
Foreign currency held at value (cost $15,980)		16,140
Receivable for fund shares sold		95,088
Dividends receivable		386,478
Reclaims receivable		61,876
Distributions receivable from Fidelity Central Funds		7,025
Prepaid expenses		105
Other receivables		1,456
Total assets		111,365,818
Liabilities
Payable for investments purchased	$18,616
Payable for fund shares redeemed	22,709
Accrued management fee	74,413
Audit fee payable	28,712
Other payables and accrued expenses	8,554
Total liabilities		153,004
Net Assets		$111,212,814
Net Assets consist of:
Paid in capital		$88,421,148
Total accumulated earnings (loss)		22,791,666
Net Assets		$111,212,814
Net Asset Value, offering price and redemption price per share ($111,212,814 ÷ 5,960,287 shares)		$18.66
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Dividends		$907,611
Income from Fidelity Central Funds		35,703
Total income		943,314
Expenses
Management fee	$427,589
Custodian fees and expenses	3,634
Independent trustees' fees and expenses	225
Registration fees	7,337
Audit fees	31,722
Legal	2,651
Miscellaneous	192
Total expenses before reductions	473,350
Expense reductions	(138)
Total expenses after reductions		473,212
Net Investment income (loss)		470,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,122,198
Foreign currency transactions	9,044
Total net realized gain (loss)		5,131,242
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,381,299
Assets and liabilities in foreign currencies	2,947
Total change in net unrealized appreciation (depreciation)		1,384,246
Net gain (loss)		6,515,488
Net increase (decrease) in net assets resulting from operations		$6,985,590
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$470,102	$555,985
Net realized gain (loss)	5,131,242	3,970,335
Change in net unrealized appreciation (depreciation)	1,384,246	16,568,684
Net increase (decrease) in net assets resulting from operations	6,985,590	21,095,004
Distributions to shareholders	(340,989)	(396,236)

Share transactions
Proceeds from sales of shares	15,007,572	24,604,418
Reinvestment of distributions	302,924	355,014
Cost of shares redeemed	(12,320,036)	(28,465,333)

Net increase (decrease) in net assets resulting from share transactions	2,990,460	(3,505,901)
Total increase (decrease) in net assets	9,635,061	17,192,867

Net Assets
Beginning of period	101,577,753	84,384,886
End of period	$111,212,814	$101,577,753

Other Information
Shares
Sold	841,780	1,559,854
Issued in reinvestment of distributions	16,980	22,941
Redeemed	(695,130)	(1,843,034)
Net increase (decrease)	163,630	(260,239)

Financial Highlights
Fidelity® Water Sustainability Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$17.52	$13.93	$13.54	$14.84	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.09	.06	(.04)	.01	.02
Net realized and unrealized gain (loss)	1.12	3.57	.34	(1.02)	4.28	.73
Total from investment operations	1.20	3.66	.40	(1.06)	4.29	.75
Distributions from net investment income	(.06)	(.07)	(.01)	- D	(.02)	-
Distributions from net realized gain	-	-	-	(.24)	(.18)	-
Total distributions	(.06)	(.07)	(.01)	(.24)	(.20)	-
Net asset value, end of period	$18.66	$17.52	$13.93	$13.54	$14.84	$10.75
Total Return E,F	6.86%	26.32%	2.96%	(7.44)%	40.20%	7.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91% I	1.02%	1.09%	1.11%	1.44%	4.15% I,J,K
Expenses net of fee waivers, if any	.91 % I	.95%	.95%	1.00%	1.00%	.97% I,J,K
Expenses net of all reductions	.91% I	.95%	.95%	1.00%	.98%	.97% I,J,K
Net investment income (loss)	.90% I	.61%	.41%	(.29)%	.11%	1.39% I,J,K
Supplemental Data
Net assets, end of period (000 omitted)	$111,213	$101,578	$84,385	$94,233	$55,774	$4,363
Portfolio turnover rate L	53 % I	52%	54%	55%	95%	13% M

AFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Agricultural Productivity Fund	36,916,169	11,634,021	(3,464,194)	8,169,827
Fidelity Water Sustainability Fund	89,733,389	23,799,778	(2,735,517)	21,064,261

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Agricultural Productivity Fund	(19,152,898)	(2,419,618)	(21,572,516)
Fidelity Water Sustainability Fund	(3,863,801)	-	(3,863,801)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	1,832,256	11,804,026
Fidelity Water Sustainability Fund	28,981,820	27,207,045
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Agricultural Productivity Fund	.88
Fidelity Water Sustainability Fund	.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Agricultural Productivity Fund	.82
Fidelity Water Sustainability Fund	.82

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Agricultural Productivity Fund	132,116	12,818	1,883
Fidelity Water Sustainability Fund	1,091,571	-	-

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Agricultural Productivity Fund	69
Fidelity Water Sustainability Fund	602
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Agricultural Productivity Fund	33
Fidelity Water Sustainability Fund	68
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Agricultural Productivity Fund	272	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity Agricultural Productivity Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Agricultural Productivity Fund	.95%	15,530

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates ($)	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Water Sustainability Fund	-	138	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9897394.104
DAS-DSW-SANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025